Accounting Policies, by Policy (Policies)	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). These condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements. The financial statements include the operations, assets, and liabilities of the Company. In the opinion of the Company’s management, the accompanying condensed consolidated financial statements contain all adjustments, consisting of normal recurring accruals, necessary to fairly present the accompanying financial statements.

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements. The financial statements include the operations, assets, and liabilities of the Company. In the opinion of the Company’s management, the accompanying consolidated financial statements contain all adjustments, consisting of normal recurring accruals, necessary to fairly present the accompanying financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

The Company had cash of $4,838,146 and $6,456,370 as of March 31, 2024 and December 31, 2023, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

The Company had cash and cash equivalents of $6,456,370 as of December 31, 2023 and $1,256,868 as of April 30, 2023. The Company believes it has sufficient working capital to fund its operations for the next 12 months.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, cash equivalents, and accounts receivable. As of March 31, 2024, the Company’s cash was held by financial institutions that management believes have acceptable credit. The Federal Deposit Insurance Corporation insures balances up to $250,000. At times, the Company may maintain balances in excess of the federally insured limits. Accounts receivable are typically unsecured. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Company performs on its distribution partners and its ongoing monitoring of outstanding balances.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, cash equivalents, and accounts receivable. As of December 31, 2023, the Company’s cash was held by financial institutions that management believes have acceptable credit. The Federal Deposit Insurance Corporation insures balances up to $250,000. At times, the Company may maintain balances in excess of the federally insured limits. Accounts receivable are typically unsecured. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Company performs on its distribution partners and its ongoing monitoring of outstanding balances.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of related asset. Real estate assets are carried at cost. Depreciation is calculated on the straight-line method over the estimated lives of the assets (27.5 years for residential rental property, 5 years for furniture and fixtures and 3 years for furnishings). Major additions and betterments are capitalized and depreciated. Maintenance and repairs, which do not improve or extend the estimated useful lives, are expensed as incurred. Upon disposal of assets, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss resulting from the disposal is recorded in the period of disposition in the accompanying statement of operations.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of related asset. Real estate assets are carried at cost. Depreciation is calculated on the straight-line method over the estimated lives of the assets (27.5 years for residential rental property, 5 years for furniture and fixtures and 3 years for furnishings). Major additions and betterments are capitalized and depreciated. Maintenance and repairs, which do not improve or extend the estimated useful lives, are expensed as incurred. Upon disposal of assets, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss resulting from the disposal is recorded in the period of disposition in the accompanying statement of operations.

Investments

Investments

The Company holds 25% of the equity in each of the two privately held entities, Naamche Inc. and Carthagos. Inc. However, the Company does not have any significant control or influence over the financial and operating policies. As these equity instruments do not have readily determinable fair values, they have been measured using the measurement alternative, cost-less impairment. The carrying amount for these instruments would be subsequently adjusted for observable price changes, or prices in orderly transactions for an identical investment or similar investment of the same issuer. In addition, these investments are periodically evaluated for impairment. The investments are classified as other assets on the Company’s condensed Consolidated Balance Sheet and the Company has not recorded any adjustments to the carrying value of investments in the period ended March 31, 2024.

Investments

The Company holds 25% of the equity in each of the two privately held entities, Naamche Inc. and Carthagos. Inc. However, the Company does not have any significant control or influence over the financial and operating policies. As these equity instruments do not have readily determinable fair values, they have been measured using the measurement alternative, cost-less impairment. The carrying amount for these instruments would be subsequently adjusted for observable price changes, or prices in orderly transactions for an identical investment or similar investment of the same issuer. In addition, these investments are periodically evaluated for impairment. The investments are classified as other assets on the Company’s Consolidated Balance Sheet and the Company has not recorded any adjustments to the carrying value of investments in the period ended December 31, 2023.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company follows Accounting Standards Codification (ASC) 350, “Internal-Use Software,” to assess the capitalization of software development costs, such as those incurred during the application development stage, including coding, testing, and development of software functionality which are eligible for capitalization. Such costs encompass direct labor, third-party services, and other directly attributable expenses. As of March 31, 2024, the software under development has not reached the stage of being substantially complete and ready for its intended use. Consequently, the Company continues to capitalize costs related to the application development stage in accordance with ASC 350.

Amortization of capitalized software development costs commences when the software is placed in service and is available for its intended use. The capitalized costs are amortized over the software’s estimated useful life, which is determined based on factors such as expected future benefits and the rate of technological change.

The fair value of software acquired in a business combination is determined using the discounted cash flow (DCF) method as per ASC 820 “Fair Value Measurements and Disclosures”, requiring the consideration of significant inputs and assumptions, such as projected cash flows, expected growth rates, discount rates, and other relevant market data. The Company exercises judgment in selecting appropriate inputs, taking into account historical performance, market conditions, and the technological characteristics of the software.

Capitalized Software Development Costs

The Company follows Accounting Standards Codification (ASC) 350, “Internal-Use Software,” to assess the capitalization of software development costs, such as those incurred during the application development stage, including coding, testing, and development of software functionality which are eligible for capitalization. Such costs encompass direct labor, third-party services, and other directly attributable expenses. As of December 31, 2023, the software under development has not reached the stage of being substantially complete and ready for its intended use. Consequently, the Company continues to capitalize costs related to the application development stage in accordance with ASC 350.

Amortization of capitalized software development costs commences when the software is placed in service and is available for its intended use. The capitalized costs are amortized over the software’s estimated useful life, which is determined based on factors such as expected future benefits and the rate of technological change.

The fair value of software acquired in a business combination is determined using the discounted cash flow (DCF) method as per ASC 820 “Fair Value Measurements and Disclosures”, requiring the consideration of significant inputs and assumptions, such as projected cash flows, expected growth rates, discount rates, and other relevant market data. The Company exercises judgment in selecting appropriate inputs, taking into account historical performance, market conditions, and the technological characteristics of the software.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable assets acquired and liabilities assumed. Goodwill is tested for impairment at the reporting unit level at least annually, as of December 31, or more frequently when events occur and circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Accounting requirements provide that a reporting entity may perform an optional qualitative assessment on an annual basis to determine whether events occurred or circumstances changed that would more likely than not reduce the fair value of a reporting unit below its carrying amount. If an initial qualitative assessment identifies that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or the optional qualitative assessment is not performed, a quantitative analysis is performed. The quantitative goodwill impairment test is performed by calculating the fair value of the reporting unit and comparing it to the reporting unit’s carrying amount. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired. However, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill recorded on the reporting unit.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable assets acquired and liabilities assumed. Goodwill is tested for impairment at the reporting unit level at least annually, as of December 31, or more frequently when events occur and circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Accounting requirements provide that a reporting entity may perform an optional qualitative assessment on an annual basis to determine whether events occurred or circumstances changed that would more likely than not reduce the fair value of a reporting unit below its carrying amount. If an initial qualitative assessment identifies that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or the optional qualitative assessment is not performed, a quantitative analysis is performed. The quantitative goodwill impairment test is performed by calculating the fair value of the reporting unit and comparing it to the reporting unit’s carrying amount. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired. However, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill recorded on the reporting unit.

As of December 31, 2023, our annual goodwill testing date, we performed a quantitative analysis on our reporting unit Roost Enterprises, Inc. (dba Rhove) to measure whether the fair value of our reporting units was less than their carrying amounts. The fair value measurement of the reporting units was derived based on judgments and assumptions we believe market participants would use in assessing the fair value of the reporting units. These judgments and assumptions included the valuation premise, use of a discounted cash flow model to estimate fair value under an income approach and inputs to the valuation model. The inputs included our five-year financial plan operating results, including operating revenues, measures of the risk-free rate, equity premium and systematic risk used in the calculation of the applied discount rate under the capital asset pricing model and views regarding future market conditions, among others. The use of alternate judgments and assumptions, including changes in the risk-free rate, could substantially change the results of our goodwill impairment analysis, including the potential recognition of an impairment charge in our Consolidated Financial Statements.

The result of the quantitative goodwill impairment test for 2023 indicated that the fair value of the reporting unit exceeded their carrying amounts and no goodwill impairment charges were recognized.

Definite-lived Intangible Assets

Definite-lived Intangible Assets

ASC 350 on Intangibles – Goodwill and Other; Intangible assets; the valuation and classification of these intangible assets and determination of useful lives involves judgments and significant estimates. These Identifiable intangible assets resulting from the acquisitions of entities accounted for using the purchase method of accounting are amortized over their estimated useful lives in a manner that best reflects the economic benefits of the intangible asset using the straight-line method and estimated useful lives ranging from 2 to 8 years. We periodically review the estimated useful lives of our definite-lived intangible assets and identify events or changes in circumstances that may indicate revised estimated useful lives.

Definite-lived Intangible Assets

Accounting Standards Codification (ASC) 350 on Intangibles – Goodwill and Other; Intangible assets are definite-lived intangible assets such as technology, customer contracts and trademarks resulted from business acquisition of Roost Enterprises, Inc. (dba “Rhove”). The valuation and classification of these intangible assets and determination of useful lives involves judgments and significant estimates. These Identifiable intangible assets resulting from the acquisitions of entities accounted for using the purchase method of accounting are amortized over their estimated useful lives in a manner that best reflects the economic benefits of the intangible asset using the straight-line method and estimated useful lives ranging from 2 to 8 years. We periodically review the estimated useful lives of our definite-lived intangible assets and identify events or changes in circumstances that may indicate revised estimated useful lives.

Credit Facilities

Credit Facilities

In May 2022, reAlpha Acquisitions Churchill, LLC, a wholly-owned subsidiary of reAlpha Tech Corp., entered into a credit agreement with Churchill Finance I, LLC, securing a credit facility of $200 million. The primary purpose of this credit facility is to finance short-term rental acquisitions. The facility provides the Company with increased financial flexibility to pursue strategic opportunities in the real estate market.

Management may utilize the credit facility to expand the Company’s portfolio of rental properties. By leveraging this credit facility, the Company aims to capitalize on attractive investment prospects while adhering to its prudent financial management principles.

The terms and conditions of the credit agreement with Churchill Finance I, LLC have been evaluated by management, and the interest rates and repayment terms are considered competitive and favorable to the Company’s financial interests.

Credit Facilities

In May 2022, the reAlpha Acquisitions Churchill, LLC, a wholly-owned subsidiary of reAlpha Tech Corp., entered into a credit agreement with Churchill Finance I, LLC, securing a credit facility of $200 million. The primary purpose of this credit facility is to finance short-term rental acquisitions. The facility provides the company with increased financial flexibility to pursue strategic opportunities in the real estate market.

Management may utilize the credit facility to expand the Company’s portfolio of rental properties. By leveraging this credit facility, the Company aims to capitalize on attractive investment prospects while adhering to its prudent financial management principles.

The terms and conditions of the credit agreement with Churchill Finance I, LLC have been evaluated by management, and the interest rates and repayment terms are considered competitive and favorable to the Company’s financial interests.

Revenue Recognition

Revenue Recognition

Revenues consist of short-term rentals and technology platform booking income. Short-term rental revenues include revenues from the rental of properties via Airbnb, Vacasa, and such digital hospitality platforms. Technology Platform Revenue includes revenues from bookings made on our technology platform towards painting and cleaning of properties.

As we are responsible for services rendered by the technology platform, fees charged to end-users are also included in revenue, while payments to vendors in exchange for their services are recognized in the cost of revenue, exclusive of depreciation and amortization.

Revenues are recognized in accordance with Topic 606 of the Financial Accounting Standards Board (FASB) ASC for revenue recognition. The Company recognizes revenues in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identification of the contract with a customer, (2) identification of the performance obligations in the contract, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations in the contract, and (5) recognition of revenue when (or as) performance obligations are satisfied.

Revenue Recognition

Revenues consist of short-term rentals and technology platform booking income. Short-term rental revenues include revenues from the rental of properties via Airbnb, Vacasa, and such digital hospitality platforms. Technology Platform Revenue includes revenues from bookings made on our technology platform towards painting and cleaning of properties.

As we are responsible for services rendered by the technology platform, fees charged to end-users are also included in revenue, while payments to vendors in exchange for their services are recognized in the cost of revenue, exclusive of depreciation and amortization.

Revenues are recognized in accordance with Topic 606 of the Financial Accounting Standards Board (FASB) ASC for revenue recognition. The Company recognizes revenues in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identification of the contract with a customer, (2) identification of the performance obligations in the contract, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations in the contract, and (5) recognition of revenue when (or as) performance obligations are satisfied.

Income Taxes

Income Taxes

We account for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected tax consequences of our future financial and operating activities. Under ASC 740, we determine deferred tax assets and liabilities based on the temporary difference between the financial statement and tax bases of assets and liabilities using the tax rates in effect for the year in which we expect such differences to reverse. If we determine that it is more likely than not that we will not generate sufficient taxable income to realize the value of some or all of our deferred tax assets (net of our deferred tax liabilities), we establish a valuation allowance offsetting the amount we do not expect to realize. We perform this analysis each reporting period and reduce our measurement of deferred taxes if the likelihood we will realize them becomes uncertain.

The deferred tax assets that we record each period depend primarily on our ability to generate future taxable income in the United States. Each period, we evaluate the need for a valuation allowance against our deferred tax assets and, if necessary, adjust the valuation allowance so that net deferred tax assets are recorded only to the extent we conclude it is more likely than not that these deferred tax assets will be realized. If our outlook for future taxable income changes significantly, our assessment of the need for, and the amount of, a valuation allowance may also change.

We are also required to evaluate and quantify other sources of taxable income, such as the possible reversal of future deferred tax liabilities, should any arise, and the implementation of tax planning strategies. Evaluating and quantifying these amounts is difficult and involves significant judgment, based on all of the available evidence and assumptions about our future activities.

Income Taxes

We account for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected tax consequences of our future financial and operating activities. Under ASC 740, we determine deferred tax assets and liabilities based on the temporary difference between the financial statement and tax bases of assets and liabilities using the tax rates in effect for the year in which we expect such differences to reverse. If we determine that it is more likely than not that we will not generate sufficient taxable income to realize the value of some or all of our deferred tax assets (net of our deferred tax liabilities), we establish a valuation allowance offsetting the amount we do not expect to realize. We perform this analysis each reporting period and reduce our measurement of deferred taxes if the likelihood we will realize them becomes uncertain.

The deferred tax assets that we record each period depend primarily on our ability to generate future taxable income in the United States. Each period, we evaluate the need for a valuation allowance against our deferred tax assets and, if necessary, adjust the valuation allowance so that net deferred tax assets are recorded only to the extent we conclude it is more likely than not that these deferred tax assets will be realized. If our outlook for future taxable income changes significantly, our assessment of the need for, and the amount of, a valuation allowance may also change.

We are also required to evaluate and quantify other sources of taxable income, such as the possible reversal of future deferred tax liabilities, should any arise, and the implementation of tax planning strategies. Evaluating and quantifying these amounts is difficult and involves significant judgment, based on all of the available evidence and assumptions about our future activities.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

The Company presents basic earnings (loss) per share (“EPS”) and diluted EPS on the face of the condensed consolidated statements of operations. Basic earnings (loss) per share is computed as net earnings (loss) divided by the weighted average number of common shares outstanding for the period. For periods in which the Company incurs a net loss, the effects of potentially dilutive securities would be antidilutive and would be excluded from diluted EPS calculations. For the three months ended March 31, 2024, the GEM Warrants (as defined below) to purchase up to 1,700,884 of the Company’s shares of common stock were excluded.

Earnings (Loss) Per Share

The Company presents basic earnings (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statements of operations. Basic earnings (loss) per share is computed as net earnings (loss) divided by the weighted average number of common shares outstanding for the period. For periods in which the Company incurs a net loss, the effects of potentially dilutive securities would be antidilutive and would be excluded from diluted EPS calculations. For the eight months ended December 31, 2023, the GEM Warrants (as defined below) to purchase up to 1,700,884 and 1,600,000 of the Company’s shares of common stock were excluded.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

When required to measure assets or liabilities at fair value, the Company uses a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used. The Company determines the level within the fair value hierarchy in which the fair value measurements in their entirety fall. The categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Level 1 uses quoted prices in active markets for identical assets or liabilities, Level 2 uses significant other observable inputs, and Level 3 uses significant unobservable inputs. The amount of the total gains or losses for the period are included in earnings that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date. The Company has no financial assets or liabilities that are adjusted to fair value on a recurring basis.

The Company’s balance sheet includes certain financial instruments. Certain assets and liabilities are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances.

Fair Value of Financial Instruments

When required to measure assets or liabilities at fair value, the Company uses a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used. The Company determines the level within the fair value hierarchy in which the fair value measurements in their entirety fall. The categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Level 1 uses quoted prices in active markets for identical assets or liabilities, Level 2 uses significant other observable inputs, and Level 3 uses significant unobservable inputs. The amount of the total gains or losses for the period are included in earnings that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date. The Company has no financial assets or liabilities that are adjusted to fair value on a recurring basis.

The Company’s balance sheet includes certain financial instruments. Certain assets and liabilities are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Consistent with the treatment for emerging growth companies under the Jumpstart Our Business Startups (JOBS) Act, the Company has elected to delay the implementation of new accounting standards to the extent such standards provide for delayed implementation by non-public business entities.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures, including jurisdictional information, by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and early adoption is permitted. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements and related disclosures from the adoption of this guidance.

Recently Issued Accounting Pronouncements

Consistent with the treatment for emerging growth companies under the Jumpstart Our Business Startups (JOBS) Act, the Company has elected to delay the implementation of new accounting standards to the extent such standards provide for delayed implementation by non-public business entities.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 requires that entities use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowance for credit losses. The measurement of expected credit losses is based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU No. 2016-13 is effective for annual reporting periods, including interim reporting periods within those periods, beginning after December 15, 2022. The implementation of this standard did not have a material effect on the Company’s financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures, including jurisdictional information, by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and early adoption is permitted. The Company is currently evaluating the impact this standard will have on its consolidated financial statements and related disclosures from the adoption of this guidance.

Reclassification Presentation	Reclassification Presentation Certain amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.	Reclassification Presentation Certain amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.